Income Taxes (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 20, 2012	Aug. 20, 2011	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Additional bad debt deductions provided by Federal income tax laws			$ 2,250,000
Effective income tax rate			34.00%
Deferred tax liability not recorded			765,000
Proceeds from sale of common stock	20,221,000	22,500,000		20,221,000
Net operating loss carry forwards			27,835,000
Alternative minimum tax credit carryforwards			60,000	60,000
Carryforwards utilize limit before the stock offering closed			163,000
Unutilized operating loss carryforwards that will expire			20,520,000
Reduced deferred tax assets and valuation allowance			6,977,000
Unrecognized Tax Benefits			$ 0	$ 0